UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	4/30/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON EQUITY INCOME FUND

SEMIANNUAL REPORT • APRIL 30, 2013

Fund Type

Equity Income

Objective

Income and Capital Appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 14, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Equity Income Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Equity Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Equity Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 1.20%; Class B, 1.90%; Class C, 1.90%; Class Q, 0.80%; Class R, 1.65%; Class X, 1.90%; Class Z, 0.90%. Net operating expenses: Class A, 1.15%; Class B, 1.90%; Class C, 1.90%; Class Q, 0.80%; Class R, 1.40%; Class X, 1.90%; Class Z, 0.90%, after contractual reduction through 2/28/2014.

Cumulative Total Returns (Without Sales Charges) as of 4/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	15.28%	16.46%	45.25%	N/A	98.41% (4/12/04)
Class B	14.83	15.57	39.90	N/A	84.86 (4/12/04)
Class C	14.87	15.51	40.00	138.51%	—
Class Q	15.48	16.79	N/A	N/A	26.93 (1/18/11)
Class R	15.15	16.10	N/A	N/A	25.25 (1/18/11)
Class X	14.88	15.53	40.21	139.16	—
Class Z	15.43	16.67	N/A	N/A	55.81 (8/25/08)
Lipper Equity Income Funds Index	14.61	18.14	26.06	116.22	—
S&P 500 Index	14.41	16.88	28.90	113.47	—
Lipper Equity Income Funds Average	14.08	17.00	29.04	130.76	—

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		7.53%	6.98%	N/A	6.99% (4/12/04)
Class B		7.98	7.25	N/A	6.84 (4/12/04)
Class C		11.94	7.41	9.76%	—
Class Q		14.26	N/A	N/A	10.34 (1/18/11)
Class R		13.51	N/A	N/A	9.67 (1/18/11)
Class X		6.95	6.98	9.78	—
Class Z		14.08	N/A	N/A	9.58 (8/25/08)
Lipper Equity Income Funds Index		15.05	5.19	8.57	—
S&P 500 Index		13.95	5.81	8.53	—
Lipper Equity Income Funds Average		14.22	5.55	9.18	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase. Class C shares are not subject to a front-end sales charge but are subject to a CDSC of 1% for shares sold within 12 months of purchase. Class X shares are not subject to a front-end sales charge but are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2%, and 1% respectively, for the first eight years after purchase. Class Q, Class R, and Class Z shares are not subject to a front-end sales charge or a CDSC. Class B, Class C, and Class X shares are subject to a 12b-1 fee of 1%. Class R shares are subject to a 12b-1 fee of up to 0.75%. Class Q and Class Z shares are not subject to a 12b-1 fee. Class X shares are not offered to new purchasers and are available only through exchanges from the same share class of certain other Prudential Investments mutual funds. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Lipper Equity Income Funds Index

Funds in the Lipper Equity Income Funds Index are unmanaged and seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities. These funds’ gross or net yields must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. Lipper Equity Income Funds Index Closest Month-End to Inception cumulative total returns as of 4/30/13 are 71.71% for Class A and Class B; 29.23% for Class Q and Class R; and 36.84% for Class Z. Lipper Equity Income Funds Index Closest Month-End to Inception average annual total returns as of 3/31/13 are 5.92% for Class A and Class B; 11.38% for Class Q and Class R; and 6.55% for Class Z.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/13 are 71.01% for Class A and Class B; 30.39% for Class Q and Class R; and 38.14% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/13 are 5.92% for Class A and Class B; 12.04% for Class Q and Class R; and 6.86% for Class Z.

Lipper Equity Income Funds Average

Funds in the Lipper Equity Income Funds Average (Lipper Average) seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/13 are 82.58% for Class A and Class B; 29.05% for Class Q and Class R; and 38.08% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/13 are 6.58% for Class A and Class B; 11.34% for Class Q and Class R; and 6.75% for Class Z.

Prudential Jennison Equity Income Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/13
Apple, Inc., Computers & Peripherals	2.7%
Targa Resources Corp., Oil, Gas & Consumable Fuels	2.5
Maxim Integrated Products, Inc., Semiconductors & Semiconductor Equipment	2.4
Vivendi SA (France), Diversified Telecommunication Services	2.4
Bristol-Myers Squibb Co., Pharmaceuticals	2.3

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012, at the beginning of the period, and held through the six-month period ended April 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Jennison Equity Income Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Income Fund		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,152.80	1.15%	$6.14
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

Class B	Actual	$1,000.00	$1,148.30	1.90%	$10.12
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class C	Actual	$1,000.00	$1,148.70	1.90%	$10.12
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class Q	Actual	$1,000.00	$1,154.80	0.80%	$4.27
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

Class R	Actual	$1,000.00	$1,151.50	1.40%	$7.47
	Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00

Class X	Actual	$1,000.00	$1,148.80	1.90%	$10.12
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class Z	Actual	$1,000.00	$1,154.30	0.90%	$4.81
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2013, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2013 (Unaudited)

Shares	Description	Value (Note 2)
LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS 87.3%

Aerospace & Defense 1.7%
439,575	Boeing Co. (The)	$40,181,551
1,589,321	Exelis, Inc.	17,752,715

		57,934,266

Air Freight & Logistics 1.9%
317,295	FedEx Corp.	29,828,903
4,541,815	TNT Express NV (Netherlands)	34,895,169

		64,724,072

Beverages 2.2%
6,267,918	Britvic PLC (United Kingdom)	42,839,584
654,864	Molson Coors Brewing Co. (Class B Stock)	33,790,983

		76,630,567

Capital Markets 0.6%
271,942	T. Rowe Price Group, Inc.(a)	19,715,795

Chemicals 1.4%
441,535	Monsanto Co.	47,164,769

Commercial Banks 0.9%
1,439,268	Corpbanca SA, ADR (Chile)(a)	29,476,209

Commercial Services & Supplies 3.4%
1,588,039	Covanta Holding Corp.	31,760,780
1,840,999	Iron Mountain, Inc.	69,700,222
427,744	Waste Management, Inc.	17,528,949

		118,989,951

Computers & Peripherals 2.7%
210,655	Apple, Inc.(a)	93,267,501

Diversified Financial Services 2.9%
1,314,785	Citigroup, Inc.	61,347,868
100,000	Gateway Energy & Resource Holdings LLC, 144A (original cost $2,000,000; purchased 12/14/07)*(b)(c)	1,539,402
777,486	JPMorgan Chase & Co.	38,104,589

		100,991,859

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	7

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Diversified Telecommunication Services 5.1%
784,813	Cogent Communications Group, Inc.(a)	$22,477,044
17,019,337	Frontier Communications Corp.(a)	70,800,442
3,650,349	Vivendi SA (France)	82,686,056

		175,963,542

Electric Utilities 2.0%
1,777,926	Alupar Investimento SA, (Brazil)*	16,066,426
375,608	Alupar Investimento SA, 144A (Brazil)*(b)	3,394,224
14,493,291	EDP Energias de Portugal SA (Portugal)	49,816,930

		69,277,580

Food & Staples Retailing 0.8%
479,588	CVS Caremark Corp.	27,902,430

Food Products 4.3%
976,182	BRF - Brasil Foods SA (Brazil)	24,219,755
538,175	Bunge Ltd. (Bermuda)	38,861,617
335,777	Kraft Foods Group, Inc.	17,289,158
571,820	Mondelez International, Inc.	17,983,739
520,000	Pinnacle Foods Inc*	12,412,400
3,007,238	Tate & Lyle PLC (United Kingdom)	39,449,065

		150,215,734

Gas Utilities 0.7%
1,170,158	Gas Natural SDG SA (Spain)	24,502,538

Hotels, Restaurants & Leisure 3.0%
846,309	Carnival Corp. (Panama)	29,206,124
510,000	SeaWorld Entertainment, Inc.*	17,136,000
691,655	Starbucks Corp.	42,080,290
2,923,484	Wendy’s Co. (The)(a)	16,634,624

		105,057,038

Household Products 1.4%
638,825	Procter & Gamble Co. (The)	49,042,595

Independent Power Producers & Energy Traders 0.5%
923,578	Northland Power, Inc. (Canada)	17,922,428

See Notes to Financial Statements.

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Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Industrial Conglomerates 1.3%
2,047,498	General Electric Co.	$45,638,730

Internet Software & Services 2.7%
644,323	Rackspace Hosting, Inc.*	31,056,369
2,467,886	Telecity Group PLC (United Kingdom)	35,363,947
1,141,724	Yahoo!, Inc.*	28,234,834

		94,655,150

Life Sciences Tools & Services 0.9%
383,073	Thermo Fisher Scientific, Inc.	30,906,330

Machinery 0.8%
498,851	IDEX Corp.	25,955,217

Media 3.4%
1,511,875	Cinemark Holdings, Inc.	46,701,819
379,348	RTL Group SA, 144A (Luxembourg)(b)	27,152,310
1,361,575	Thomson Reuters Corp. (Canada)(a)	45,599,147

		119,453,276

Multi-Utilities 1.9%
1,030,445	National Grid PLC, ADR (United Kingdom)(a)	65,721,782

Oil, Gas & Consumable Fuels 12.0%
2,357,393	Cheniere Energy, Inc.*(a)	67,138,553
740,647	Eni SpA, ADR (Italy)(a)	35,410,333
644,855	HollyFrontier Corp.	31,888,080
1,165,906	Pembina Pipeline Corp. (Canada)	38,241,717
443,583	Pembina Pipeline Corp., Reg D (original cost $13,325,721; purchased 03/15/13) (Canada)(b)(c)	14,549,522
3,400,454	PetroBakken Energy Ltd. (Canada)	29,027,648
811,407	Phillips 66(a)	49,455,257
1,336,523	Targa Resources Corp.	87,889,752
479,332	TransCanada Corp (Canada)	23,731,727
449,693	Western Refining, Inc.(a)	13,900,011
721,190	Williams Cos., Inc. (The)	27,498,975

		418,731,575

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	9

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Pharmaceuticals 9.4%
2,055,861	Bristol-Myers Squibb Co.	$81,658,799
1,074,835	Endo Health Solutions, Inc.*	39,381,954
1,430,480	Merck & Co., Inc.	67,232,560
254,604	Novo Nordisk A/S, ADR (Denmark)	44,970,704
2,289,608	Pfizer, Inc.	66,558,905
825,551	Zoetis, Inc.	27,259,694

		327,062,616

Real Estate Investment Trusts 6.0%
3,102,275	First Potomac Realty Trust	49,636,400
1,688,492	Geo Group, Inc. (The)	63,234,025
5,804,760	MFA Financial, Inc.	53,810,125
1,571,975	Starwood Property Trust, Inc.	43,213,593

		209,894,143

Real Estate Management & Development 1.0%
2,328,101	BR Properties SA (Brazil)	25,808,962
11,733,162	SOHO China Ltd. (China)	10,130,240

		35,939,202

Road & Rail 2.5%
370,308	Canadian Pacific Railway Ltd. (Canada)	46,147,783
278,998	Union Pacific Corp.	41,280,544

		87,428,327

Semiconductors & Semiconductor Equipment 4.0%
2,683,524	Maxim Integrated Products, Inc.	83,001,397
1,458,047	Xilinx, Inc.	55,274,562

		138,275,959

Software 2.6%
2,722,966	Activision Blizzard, Inc.	40,708,342
852,328	Intuit, Inc.	50,832,842

		91,541,184

Specialty Retail 2.1%
2,104,864	GameStop Corp. (Class A Stock)(a)	73,459,754

Transportation Infrastructure 0.2%
780,143	CCR SA (Brazil)	7,630,838

See Notes to Financial Statements.

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Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Wireless Telecommunication Services 1.0%
730,466	Rogers Communications, Inc. (Class B Stock) (Canada)	$36,028,444

	TOTAL COMMON STOCKS (cost $2,611,606,064)	3,037,101,401

PREFERRED STOCKS 5.1%

Aerospace & Defense 0.9%
510,924	United Technologies Corp., CVT, 7.50%(a)(b)	30,216,046

Airlines 0.5%
364,902	Continental Airlines Finance Trust II, CVT, 6.00%(a)	17,526,681

Diversified Telecommunication Services 0.4%
242,300	Intelsat SA (Luxembourg), CVT, 5.750%(a)	13,326,500

Electric Utilities 2.6%
380,000	Nextera Energy, Inc., CVT, 5.599%(b)	21,901,300
875,000	Nextera Energy, Inc., CVT, 5.889%(a)(b)	50,522,500
335,200	PPL Corp., CVT, 8.75%(a)(b)	19,106,400

		91,530,200

Insurance 0.6%
413,000	Metlife, Inc., CVT, 5.00%(b)	20,711,950

Leisure Equipment & Products 0.1%
44,020	Callaway Golf Co., Series B, CVT, 7.50%	4,415,756

	TOTAL PREFERRED STOCKS (cost $153,909,634)	177,727,133

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BONDS 5.8%

Airlines 0.8%
United Continental Holdings, Inc., Sr. Unsec’d. Notes	CCC+(d)	6.00%	10/15/29	7,750	29,091,563

Communications Equipment 1.5%
GS Charter Communications, Notes, 144A(b)	NR	1.75%	09/23/13	53,900	52,670,492

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	11

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (Continued)

Internet Software & Services 1.2%
GS Yahoo, Inc., Notes, 144A(b)	NR	3.25%	09/13/13		175,531	$42,515,170

Leisure Equipment & Products 0.4%
Callaway Golf Co., Notes, 144A(b)	NR	3.75%	08/15/19		12,500	13,609,375

Oil, Gas & Consumable Fuels 1.9%
BAC Cheniere Energy, Inc., Notes, 144A	NR	5.70%	10/10/13	(b)	105,500	28,812,050
	NR	7.30%	07/24/13	(b)	147,400	35,258,080

						64,070,130

TOTAL CONVERTIBLE BONDS (cost $181,957,224)						201,956,730

TOTAL LONG-TERM INVESTMENTS (cost $2,947,472,922)						3,416,785,264

Shares
SHORT-TERM INVESTMENT 8.9%

AFFILIATED MONEY MARKET MUTUAL FUND
310,259,035	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $310,259,035; includes $285,753,380 of cash collateral for securities on loan)(e)(f)	310,259,035

	TOTAL INVESTMENTS 107.1% (cost $3,257,731,957; Note 6)	3,727,044,299
	Liabilities in excess of other assets (7.1)%	(247,895,374)

	NET ASSETS 100.0%	$3,479,148,925

The following abbreviations are used in the Portfolio descriptions:

—144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

—ADR—American Depositary Receipt

—CVT—Convertible Security

See Notes to Financial Statements.

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NR—Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of April 30, 2013. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $281,311,816; cash collateral of $285,753,380 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities are is $15,325,721. The aggregate value of $16,088,924 is approximately 0.5% of net assets.
(d)	Standard & Poor’s rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolio 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,035,561,999	$1,539,402	$—
Preferred Stocks	177,727,133	—	—
Convertible Bonds	—	42,700,938	159,255,792
Affiliated Money Market Mutual Fund	310,259,035	—	—

Total	$3,523,548,167	$44,240,340	$159,255,792

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	13

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Convertible Bonds
Balance as of 10/31/12	$207,145,546
Accrued discounts/premiums	—
Realized gain (loss)	14,134,826
Change in unrealized appreciation (depreciation)*	16,160,124
Purchases	145,571,764
Sales	(211,811,155)
Transfers into Level 3	—
Transfers out of Level 3	(11,945,313)

Balance as of 4/30/13	$159,255,792

*	Of which, $13,684,029 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Convertible Bond security transferred out of Level 3 as a result of being priced by a formula with observable inputs.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value April 30, 2013	Valuation Methodologies	Unobservable Input(s)	Range (Weighted Average)
Convertible Bonds investments	$159,255,792	Market approach	Offered quote	$23.92 - $97.72 ($49.02)

See Notes to Financial Statements.

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The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 were as follows:

Oil, Gas & Consumable Fuels	13.9%
Pharmaceuticals	9.4
Affiliated Money Market Mutual Fund (8.2% represents investments purchased with collateral from securities on loan)	8.9
Real Estate Investment Trusts	6.0
Diversified Telecommunication Services	5.5
Electric Utilities	4.6
Food Products	4.3
Semiconductors & Semiconductor Equipment	4.0
Internet Software & Services	3.9
Media	3.4
Commercial Services & Supplies	3.4
Hotels, Restaurants & Leisure	3.0
Diversified Financial Services	2.9
Computers & Peripherals	2.7
Software	2.6
Aerospace & Defense	2.6
Road & Rail	2.5
Beverages	2.2
Specialty Retail	2.1
Multi-Utilities	1.9
Air Freight & Logistics	1.9
Communications Equipment	1.5%
Household Products	1.4
Chemicals	1.4
Airlines	1.3
Industrial Conglomerates	1.3
Wireless Telecommunication Services	1.0
Real Estate Management & Development	1.0
Life Sciences Tools & Services	0.9
Commercial Banks	0.9
Food & Staples Retailing	0.8
Machinery	0.8
Gas Utilities	0.7
Insurance	0.6
Capital Markets	0.6
Leisure Equipment & Products	0.5
Independent Power Producers & Energy Traders	0.5
Transportation Infrastructure	0.2

107.1
Liabilities in excess of other assets	(7.1)

100.0%

The Fund invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments was equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of April 30, 2013, accordingly, no derivative positions were presented in the Statements of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	15

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Options Written	Total
Equity contracts	$117,151	$1,946,908	$2,064,059

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written
Equity contracts	$(307,101)

For the six months ended April 30, 2013, the Fund’s average premiums received for options written was $639,759.

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2013

Jennison Equity Income Fund

Statement of Assets and Liabilities

as of April 30, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $281,311,816:
Unaffiliated investments (cost $2,947,472,922)	$3,416,785,264
Affiliated investments (cost $310,259,035)	310,259,035
Cash	311
Receivable for investments sold	89,920,103
Receivable for Fund shares sold	15,043,123
Dividends and interest receivable	4,513,241
Tax reclaim receivable	641,177
Prepaid expenses	13,429

Total assets	3,837,175,683

Liabilities
Payable to broker for collateral for securities on loan	285,753,380
Payable for investments purchased	60,607,102
Payable for Fund shares reacquired	7,518,531
Advisory fee payable	2,124,578
Distribution fee payable	1,072,057
Accrued expenses	451,144
Payable to custodian	424,507
Affiliated transfer agent fee payable	75,459

Total liabilities	358,026,758

Net Assets	$3,479,148,925

Net assets were comprised of:
Common stock, at $.001 par value	$225,039
Paid-in capital in excess of par	2,986,693,749

2,986,918,788
Undistributed net investment income	6,110,087
Accumulated net realized gain on investment and foreign currency transactions	16,761,553
Net unrealized appreciation on investments and foreign currencies	469,358,497

Net assets, April 30, 2013	$3,479,148,925

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($1,458,519,473 ÷ 92,762,039 shares of common stock issued and outstanding)	$15.72
Maximum sales charge (5.50% of offering price)	0.91

Maximum offering price to public	$16.63

Class B:
Net asset value, offering price and redemption price per share ($116,290,630 ÷ 7,826,498 shares of common stock issued and outstanding)	$14.86

Class C:
Net asset value, offering price and redemption price per share ($857,164,511 ÷ 57,819,454 shares of common stock issued and outstanding)	$14.82

Class Q:
Net asset value, offering price and redemption price per share ($2,214,128 ÷ 140,752 shares of common stock issued and outstanding)	$15.73

Class R:
Net asset value, offering price and redemption price per share ($14,361,281 ÷ 913,444 shares of common stock issued and outstanding)	$15.72

Class X:
Net asset value, offering price and redemption price per share ($733,232 ÷ 49,499 shares of common stock issued and outstanding)	$14.81

Class Z:
Net asset value, offering price and redemption price per share ($1,029,865,670 ÷ 65,526,835 shares of common stock issued and outstanding)	$15.72

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	19

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net Income
Income
Unaffiliated dividend income (net of foreign withholding tax of $1,300,467)	$54,822,123
Interest income	6,330,030
Affiliated income from securities lending, net	1,590,204
Affiliated dividend income	36,660

Total income	62,779,017

Expenses
Advisory fee	11,782,480
Distribution fee—Class A	1,630,831
Distribution fee—Class B	493,538
Distribution fee—Class C	3,716,168
Distribution fee—Class R	27,068
Distribution fee—Class X	5,174
Transfer agent’s fee and expenses (including affiliated expense of $181,000) (Note 3)	1,544,000
Custodian’s fees and expenses	193,000
Registration fees	111,000
Reports to shareholders	82,000
Directors’ fees	33,000
Insurance	26,000
Legal fees and expenses	22,000
Audit fees	13,000
Miscellaneous	26,919

Net expenses	19,706,178

Net investment income	43,072,839

Realized And Unrealized Gain (Loss) On Investment And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	108,226,476
Options written	1,946,908
Foreign currency transactions	(412,375)

109,761,009

Net change in unrealized appreciation (depreciation) on:
Investments	289,386,122
Options written	(307,101)
Foreign currencies	53,628

289,132,649

Net gain on investments and foreign currencies	398,893,658

Net Increase In Net Assets Resulting From Operations	$441,966,497

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$43,072,839	$100,575,718
Net realized gain (loss) on investment and foreign currency transactions	109,761,009	(25,846,865)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	289,132,649	174,137,611

Net increase in net assets resulting from operations	441,966,497	248,866,464

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(23,726,214)	(38,203,072)
Class B	(1,537,848)	(2,206,926)
Class C	(11,665,272)	(17,715,427)
Class L	—	(342,726)
Class M	—	(5,624)
Class Q	(44,459)	(65,183)
Class R	(177,843)	(186,068)
Class X	(17,365)	(49,399)
Class Z	(17,539,478)	(26,190,952)

Total dividends	(54,708,479)	(84,965,377)

Fund share transactions (Net of share conversions) (Note 5)
Net proceeds from shares sold	554,819,749	1,261,357,984
Net asset value of shares issued in reinvestment of dividends and distributions	41,886,950	64,040,759
Cost of shares redeemed	(385,639,870)	(679,414,318)

Net increase in net assets from Fund share transactions	211,066,829	645,984,425

Total increase in net assets	598,324,847	809,885,512

Net Assets
Beginning of period	2,880,824,078	2,070,938,566

End of period(a)	$3,479,148,925	$2,880,824,078

(a) Includes undistributed net investment income of	$6,110,087	$17,745,727

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	21

Notes to Financial Statements

(Unaudited)

1. Organization

Prudential Investment Portfolios, Inc. 10 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At April 30, 2013, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential Jennison Equity Income Fund (the “Fund”). The investment objective of the Fund is income and capital appreciation.

2. Significant Accounting Policies

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Funds in the preparation of their financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Portfolio of Investments. The valuation

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methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Jennison Equity Income Fund	23

Notes to Financial Statements

(Unaudited) continued

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in 60 days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars

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based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on at a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

Prudential Jennison Equity Income Fund	25

Notes to Financial Statements

(Unaudited) continued

When a Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

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Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-divided date. Dividends, if any, from net investment income are declared and paid at least quarterly. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Fund has entered into investment management agreements with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Jennison Associates LLC.

Advisory Fee and Expense Limitations: The Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Manager pays the subadvisor a fee as compensation for advisory services provided to the Fund. The Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Manager will reimburse the Fund for its operating expenses, exclusive of taxes, interest, brokerage commissions,

Prudential Jennison Equity Income Fund	27

Notes to Financial Statements

(Unaudited) continued

distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Fund’s average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fee and expense limitation are summarized as follows:

Advisory Fee	Effective Advisory Fee	Expense Limitation
.85% to $500 million;	.77%	1.15%
.80% next $500 million;
.75% next $1.5 billion;
.725% in excess of $2.5 billion

Such contractual fee waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Manager are reflected in the Statements of Operations.

Certain officers and directors of the Fund are officers or directors of the Manager. The Fund pays no compensation directly to its officers or interested directors.

The fund has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, Class Q, Class R and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class X shares.

The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class R and Class X shares of the Fund in accordance with Rule 12b-1 of the 1940 Act. No distribution or service fees are paid to PIMS as distributor for the Fund’s Class Q or Class Z shares.

Under the Plans, the Fund compensate PIMS and PAD a distribution and service fee at an annual rate up to .30%, 1.00%, 1.00%, .75% and 1.00% of the average daily net assets of the Class A, B, C, R and X shares, respectively. Through February 28, 2014, PIMS has contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A shares and Class R shares, respectively.

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During the six months ended April 30, 2013, PIMS has advised the Fund, front-end sales charges (“FESC”) and gross contingent deferred sales charges (“CDSC”) were as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC
$1,723,179	$92	$79,478	$51,421

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses are shown in the Statements of Operations.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2013, PIM has been compensated approximately $472,000 for these services.

5. Shares of Capital Stock

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. The last conversion of Class M and Class L shares to Class A shares was completed as of April 13, 2012 and August 24, 2012, respectively. There are no Class M and Class L shares outstanding and Class M and Class L shares are no longer being offered for sale. Class X shares are closed to new purchases. Class X shares will automatically convert to Class A shares approximately ten years after purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Prudential Jennison Equity Income Fund	29

Notes to Financial Statements

(Unaudited) continued

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital.

Of the Company’s authorized capital stock, 725 million authorized shares have been allocated to the Fund and divided into eight classes, designated Class A, Class B, Class C, Class M, Class Q, Class R, Class X and Class Z capital stock, each of which consists of 253 million, 20 million, 150 million, 1 million, 75 million, 75 million, 1 million and 150 million authorized shares, respectively.

Transactions in shares of capital were as follows:

Class A	Shares	Amount
Six months ended April 30, 2013:
Shares sold	14,169,551	$207,592,510
Shares issued in reinvestment of dividends and distributions	1,387,272	19,879,478
Shares reacquired	(12,694,915)	(182,483,607)

Net increase (decrease) in shares outstanding before conversion	2,861,908	44,988,381
Shares issued upon conversion from Class B, Class X and Class Z	214,527	3,126,024
Shares reacquired upon conversion into Class Z	(206,043)	(2,985,852)

Net increase (decrease) in shares outstanding	2,870,392	$45,128,553

Year ended October 31, 2012:
Shares sold	36,549,724	$492,916,487
Shares issued in reinvestment of dividends and distributions	2,353,383	31,743,465
Shares reacquired	(22,353,402)	(302,936,200)

Net increase (decrease) in shares outstanding before conversion	16,549,705	221,723,752
Shares issued upon conversion from Class B, Class L, Class M, Class X and Class Z	1,652,448	22,823,129
Shares reacquired upon conversion into Class Z	(351,082)	(4,798,190)

Net increase (decrease) in shares outstanding	17,851,071	$239,748,691

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Class B	Shares	Amount
Six months ended April 30, 2013:
Shares sold	1,340,732	$18,728,647
Shares issued in reinvestment of dividends and distributions	76,237	1,031,749
Shares reacquired	(422,251)	(5,751,714)

Net increase (decrease) in shares outstanding before conversion	994,718	14,008,682
Shares reacquired upon conversion into Class A	(55,811)	(761,080)

Net increase (decrease) in shares outstanding	938,907	$13,247,602

Year ended October 31, 2012:
Shares sold	2,784,134	$35,711,191
Shares issued in reinvestment of dividends and distributions	113,961	1,459,974
Shares reacquired	(652,083)	(8,380,672)

Net increase (decrease) in shares outstanding before conversion	2,246,012	28,790,493
Shares reacquired upon conversion into Class A	(138,913)	(1,792,049)

Net increase (decrease) in shares outstanding	2,107,099	$26,998,444

Class C
Six months ended April 30, 2013:
Shares sold	9,138,085	$127,089,353
Shares issued in reinvestment of dividends and distributions	613,051	8,277,013
Shares reacquired	(4,136,620)	(56,395,083)

Net increase (decrease) in shares outstanding before conversion	5,614,516	78,971,283
Shares reacquired upon conversion into Class Z	(505,501)	(6,945,982)

Net increase (decrease) in shares outstanding	5,109,015	$72,025,301

Year ended October 31, 2012:
Shares sold	19,981,446	$255,542,349
Shares issued in reinvestment of dividends and distributions	950,413	12,153,690
Shares reacquired	(8,687,100)	(111,305,404)

Net increase (decrease) in shares outstanding before conversion	12,244,759	156,390,635
Shares reacquired upon conversion into Class Z	(179,831)	(2,300,077)

Net increase (decrease) in shares outstanding	12,064,928	$154,090,558

Class L
Period ended August 24, 2012*:
Shares sold	13,169	$172,361
Shares issued in reinvestment of dividends and distributions	25,949	336,609
Shares reacquired	(117,421)	(1,569,995)

Net increase (decrease) in shares outstanding before conversion	(78,303)	(1,061,025)
Shares reacquired upon conversion into Class A	(1,208,915)	(16,694,150)

Net increase (decrease) in shares outstanding	(1,287,218)	$(17,755,175)

Prudential Jennison Equity Income Fund	31

Notes to Financial Statements

(Unaudited) continued

	Shares	Amount
Class M
Period ended April 13, 2012*:
Shares sold	439	$5,277
Shares issued in reinvestment of dividends and distributions	443	5,307
Shares reacquired	(8,862)	(107,872)

Net increase (decrease) in shares outstanding before conversion	(7,980)	(97,288)
Shares reacquired upon conversion into Class A	(98,723)	(1,243,837)

Net increase (decrease) in shares outstanding	(106,703)	$(1,341,125)

Class Q
Six months ended April 30, 2013:
Shares sold	43,695	$634,058
Shares issued in reinvestment of dividends and distributions	3,109	44,459
Shares reacquired	(63,842)	(941,833)

Net increase (decrease) in shares outstanding	(17,038)	$(263,316)

Year ended October 31, 2012:
Shares sold	90,865	$1,255,623
Shares issued in reinvestment of dividends and distributions	4,797	65,183
Shares reacquired	(13,400)	(183,578)

Net increase (decrease) in shares outstanding	82,262	$1,137,228

Class R
Six months ended April 30, 2013:
Shares sold	350,005	$5,172,394
Shares issued in reinvestment of dividends and distributions	11,657	167,722
Shares reacquired	(88,460)	(1,285,793)

Net increase (decrease) in shares outstanding	273,202	$4,054,323

Year ended October 31, 2012:
Shares sold	497,501	$6,763,238
Shares issued in reinvestment of dividends and distributions	12,463	170,247
Shares reacquired	(101,968)	(1,374,331)

Net increase (decrease) in shares outstanding	407,996	$5,559,154

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Class X	Shares	Amount
Six months ended April 30, 2013:
Shares sold	1,549	$22,040
Shares issued in reinvestment of dividends and distributions	1,283	17,209
Shares reacquired	(3,803)	(53,034)

Net increase (decrease) in shares outstanding before conversion	(971)	(13,785)
Shares reacquired upon conversion into Class A	(45,416)	(633,145)

Net increase (decrease) in shares outstanding	(46,387)	$(646,930)

Year ended October 31, 2012:
Shares sold	2,361	$29,727
Shares issued in reinvestment of dividends and distributions	3,882	48,864
Shares reacquired	(19,238)	(243,118)

Net increase (decrease) in shares outstanding before conversion	(12,995)	(164,527)
Shares reacquired upon conversion into Class A	(110,671)	(1,412,712)

Net increase (decrease) in shares outstanding	(123,666)	$(1,577,239)

Class Z
Six months ended April 30, 2013:
Shares sold	13,337,910	$195,580,747
Shares issued in reinvestment of dividends and distributions	869,912	12,469,320
Shares reacquired	(9,525,130)	(138,728,806)

Net increase (decrease) in shares outstanding before conversion	4,682,692	69,321,261
Shares issued upon conversion from Class A and Class C	683,394	9,931,834
Shares reacquired upon conversion into Class A	(119,031)	(1,731,799)

Net increase (decrease) in shares outstanding	5,247,055	$77,521,296

Year ended October 31, 2012:
Shares sold	34,694,205	$468,961,731
Shares issued in reinvestment of dividends and distributions	1,336,870	18,057,420
Shares reacquired	(18,805,478)	(253,313,148)

Net increase (decrease) in shares outstanding before conversion	17,225,597	233,706,003
Shares issued upon conversion from Class A and Class C	522,280	7,098,267
Shares reacquired upon conversion into Class A	(123,688)	(1,680,381)

Net increase (decrease) in shares outstanding	17,624,189	$239,123,889

*	End of operations.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$3,261,391,434	$538,110,856	$72,457,991	$465,652,865

Prudential Jennison Equity Income Fund	33

Notes to Financial Statements

(Unaudited) continued

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales, investment in partnerships and other cost basis differences between financial and tax reporting. Other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currencies and options.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended October 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$25,654,000

Pre-Enactment Losses:
Expiring 2016	$16,679,000
Expiring 2017	26,282,000
Expiring 2019	20,428,000

$63,389,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Portfolio Securities

Purchases and sales of securities, other than short term obligations, during the six months ended April 30, 2013, were $1,722,431,955 and $1,552,252,790, respectively.

34	Visit our website at www.prudentialfunds.com

	Notional Amount (000)	Premiums Received
Options outstanding at October 31, 2012	$50,000	$606,476
Written options	112,700	1,559,484
Expired options	(88,000)	(1,543,870)
Closed options	(74,700)	(622,090)

Options outstanding at April 30, 2013	$—	$—

8. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2013.

Note 9. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other

Prudential Jennison Equity Income Fund	35

Notes to Financial Statements

(Unaudited) continued

investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.90		$12.98	$12.92	$10.86	$8.60	$19.47
Income from investment operations:
Net investment income	.21		.55	.52	.43	.44	.60
Net realized and unrealized gain (loss) on investments	1.88		.83	.02	2.24	1.93	(6.57)
Total from investment operations	2.09		1.38	.54	2.67	2.37	(5.97)
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.46)	(.48)	(.61)	(.11)	(.49)
Distributions from net realized gains	-		-	-	-	-	(4.41)
Total dividends and distributions	(.27)		(.46)	(.48)	(.61)	(.11)	(4.90)
Capital Contributions(d)	-		-	-	- *	-	-
Net asset value, end of period	$15.72		$13.90	$12.98	$12.92	$10.86	$8.60
Total Return(a)	15.28%		10.77%	4.16%	25.19%	28.09%	(39.46)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,458.5		$1,249.1	$935.0	$313.7	$75.3	$44.7
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.15%	(e)	1.17%	1.22%	1.44%	1.40%	1.41%
Expenses before advisory fee waiver and expense reimbursement	1.15%	(e)	1.17%	1.22%	1.45%	1.66%	1.50%
Net investment income	2.95%	(e)	4.07%	3.88%	3.62%	4.79%	4.75%
Portfolio turnover rate	51%	(f)	72%	70%	49%	63%	66%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Amount is less than $.005.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	37

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.15		$12.31	$12.27	$10.30	$8.22	$18.85
Income from investment operations:
Net investment income	.15		.43	.39	.32	.36	.49
Net realized and unrealized gain (loss) on investments	1.78		.77	.04	2.13	1.82	(6.31)
Total from investment operations	1.93		1.20	.43	2.45	2.18	(5.82)
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.36)	(.39)	(.48)	(.10)	(.40)
Distributions from net realized gains	-		-	-	-	-	(4.41)
Total dividends and distributions	(.22)		(.36)	(.39)	(.48)	(.10)	(4.81)
Capital Contributions(d)	-		-	-	- *	-	-
Net asset value, end of period	$14.86		$13.15	$12.31	$12.27	$10.30	$8.22
Total Return(a)	14.83%		9.91%	3.45%	24.32%	27.03%	(39.89)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$116.3		$90.6	$58.8	$16.8	$4.6	$3.1
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.90%	(e)	1.92%	1.97%	2.19%	2.15%	2.16%
Expenses before advisory fee waiver and expense reimbursement	1.90%	(e)	1.92%	1.97%	2.20%	2.41%	2.24%
Net investment income	2.19%	(e)	3.33%	3.07%	2.85%	4.11%	3.98%
Portfolio turnover rate	51%	(f)	72%	70%	49%	63%	66%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Amount is less than $.005.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.12		$12.28	$12.25	$10.28	$8.20	$18.82
Income from investment operations:
Net investment income	.15		.43	.39	.32	.35	.49
Net realized and unrealized gain (loss) on investments	1.77		.77	.03	2.13	1.83	(6.30)
Total from investment operations	1.92		1.20	.42	2.45	2.18	(5.81)
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.36)	(.39)	(.48)	(.10)	(.40)
Distributions from net realized gains	-		-	-	-	-	(4.41)
Total dividends and distributions	(.22)		(.36)	(.39)	(.48)	(.10)	(4.81)
Capital Contributions(d)	-		-	-	- *	-	-
Net asset value, end of period	$14.82		$13.12	$12.28	$12.25	$10.28	$8.20
Total Return(a)	14.87%		9.93%	3.37%	24.37%	27.09%	(39.91)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$857.2		$691.5	$499.1	$107.3	$27.3	$23.2
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.90%	(e)	1.92%	1.97%	2.19%	2.15%	2.16%
Expenses before advisory fee waiver and expense reimbursement	1.90%	(e)	1.92%	1.97%	2.20%	2.41%	2.25%
Net investment income	2.19%	(e)	3.33%	3.08%	2.85%	4.13%	3.96%
Portfolio turnover rate	51%	(f)	72%	70%	49%	63%	66%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Amount is less than $.005.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	39

Financial Highlights

(Unaudited) continued

Class L Shares
	Period Ended August 24,		Year Ended October 31,
	2012(b)(f)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.88		$12.82	$10.77	$8.55	$19.38	$16.37
Income from investment operations:
Net investment income	.44		.51	.39	.42	.57	.61
Net realized and unrealized gain (loss) on investments	.76		- *	2.22	1.91	(6.54)	2.99
Total from investment operations	1.20		.51	2.61	2.33	(5.97)	3.60
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.45)	(.56)	(.11)	(.45)	(.59)
Distributions from net realized gains	-		-	-	-	(4.41)	-
Total dividends and distributions	(.27)		(.45)	(.56)	(.11)	(4.86)	(.59)
Capital Contributions(g)	-		-	- *	-	-	-
Net asset value, end of period	$13.81		$12.88	$12.82	$10.77	$8.55	$19.38
Total Return(a)	9.51%		3.93%	24.84%	27.73%	(39.63)%	22.43%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$16.7		$16.6	$17.9	$17.1	$17.0	$35.5
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.42%	(d)	1.46%	1.69%	1.65%	1.66%	1.65%
Expenses before advisory fee waiver and expense reimbursement	1.42%	(d)	1.46%	1.70%	1.91%	1.75%	1.76%
Net investment income	4.03%	(d)	3.79%	3.31%	4.69%	4.45%	3.37%
Portfolio turnover rate	72%	(e)	70%	49%	63%	66%	143%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

(f) End of operations.

(g) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

* Amount is less than $.005.

See Notes to Financial Statements.

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Class M Shares
	Period Ended April 13,		Year Ended October 31,
	2012(b)(f)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.30		$12.26	$10.30	$8.22	$18.85	$15.89
Income from investment operations:
Net investment income	.18		.46	.31	.36	.49	.52
Net realized and unrealized gain (loss) on investments	.70		(.03)	2.13	1.82	(6.31)	2.90
Total from investment operations	.88		.43	2.44	2.18	(5.82)	3.42
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.39)	(.48)	(.10)	(.40)	(.46)
Distributions from net realized gains	-		-	-	-	(4.41)	-
Total dividends and distributions	(.14)		(.39)	(.48)	(.10)	(4.81)	(.46)
Capital Contributions(g)	-		-	- *	-	-	-
Net asset value, end of period	$13.04		$12.30	$12.26	$10.30	$8.22	$18.85
Total Return(a)	7.24%		3.45%	24.22%	27.03%	(39.89)%	21.76%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$.1		$1.3	$4.8	$12.1	$22.3	$80.9
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.91%	(d)	1.95%	2.19%	2.15%	2.16%	2.15%
Expenses before advisory fee waiver and expense reimbursement	1.91%	(d)	1.95%	2.20%	2.41%	2.25%	2.26%
Net investment income	2.97%	(d)	3.58%	2.74%	4.29%	3.90%	2.79%
Portfolio turnover rate	72%	(e)	70%	49%	63%	66%	143%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

(f) End of operations.

(g) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

* Amount is less than $.005.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	41

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30, 2013(b)		Year Ended October 31, 2012(b)	January 18, 2011(d) through October 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.90		$12.99	$13.52
Income from investment operations:
Net investment income	.24		.62	.29
Net realized and unrealized gain (loss) on investments	1.88		.80	(.43)
Total from investment operations	2.12		1.42	(.14)
Less Dividends and Distributions:
Dividends from net investment income	(.29)		(.51)	(.39)
Distributions from net realized gains	-		-	-
Total dividends and distributions	(.29)		(.51)	(.39)
Net asset value, end of period	$15.73		$13.90	$12.99
Total Return(a)	15.48%		11.09%	(1.06)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.2		$2.2	$1.0
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	.80%	(e)	.81%	.89%	(e)
Expenses before advisory fee waiver and expense reimbursement	.80%	(e)	.81%	.89%	(e)
Net investment income	3.29%	(e)	4.57%	2.99%	(e)
Portfolio turnover rate	51%	(f)	72%	70%	(f)

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class R Shares
	Six Months Ended April 30, 2013(b)		Year Ended October 31, 2012(b)	January 18, 2011(d) through October 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.89		$12.98	$13.52
Income from investment operations:
Net investment income	.19		.52	.32
Net realized and unrealized gain (loss) on investments	1.89		.81	(.52)
Total from investment operations	2.08		1.33	(.20)
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.42)	(.34)
Distributions from net realized gains	-		-	-
Total dividends and distributions	(.25)		(.42)	(.34)
Net asset value, end of period	$15.72		$13.89	$12.98
Total Return(a)	15.15%		10.42%	(1.50)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14.4		$8.9	$3.0
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.40%	(e)	1.42%	1.51%	(e)
Expenses before advisory fee waiver and expense reimbursement	1.40%	(e)	1.42%	1.51%	(e)
Net investment income	2.65%	(e)	3.82%	3.09%	(e)
Portfolio turnover rate	51%	(f)	72%	70%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	43

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.11		$12.27	$12.24	$10.28	$8.20	$18.81
Income from investment operations:
Net investment income	.16		.41	.44	.31	.36	.51
Net realized and unrealized gain (loss) on investments	1.76		.79	(.02)	2.13	1.82	(6.28)
Total from investment operations	1.92		1.20	.42	2.44	2.18	(5.77)
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.36)	(.39)	(.48)	(.10)	(.43)
Distributions from net realized gains	-		-	-	-	-	(4.41)
Total dividends and distributions	(.22)		(.36)	(.39)	(.48)	(.10)	(4.84)
Capital Contributions(d)	-		-	-	- *	-	-
Net asset value, end of period	$14.81		$13.11	$12.27	$12.24	$10.28	$8.20
Total Return(a)	14.88%		9.94%	3.37%	24.27%	27.09%	(39.74)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$.7		$1.3	$2.7	$5.1	$8.6	$12.0
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.90%	(e)	1.92%	1.95%	2.19%	2.15%	1.93%
Expenses before advisory fee waiver and expense reimbursement	1.90%	(e)	1.92%	1.95%	2.20%	2.41%	2.02%
Net investment income	2.32%	(e)	3.20%	3.42%	2.74%	4.24%	4.18%
Portfolio turnover rate	51%	(f)	72%	70%	49%	63%	66%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Amount is less than $.005.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,				August 22, 2008(d) through October 31,
	2013(e)		2012(e)	2011(e)	2010(e)	2009(e)	2008(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.89		$12.97	$12.91	$10.87	$8.60	$11.89
Income from investment operations:
Net investment income	.23		.59	.53	.47	.27	.13
Net realized and unrealized gain (loss) on investments	1.88		.82	.04	2.22	2.11	(3.42)
Total from investment operations	2.11		1.41	.57	2.69	2.38	(3.29)
Less Dividends and Distributions:
Dividends from net investment income	(.28)		(.49)	(.51)	(.65)	(.11)	-
Distributions from net realized gains	-		-	-	-	-	-
Total dividends and distributions	(.28)		(.49)	(.51)	(.65)	(.11)	-
Capital Contributions(h)	-		-	-	- *	-	-
Net asset value, end of period	$15.72		$13.89	$12.97	$12.91	$10.87	$8.60
Total Return(a)	15.43%		11.06%	4.42%	25.45%	28.27%	(27.67)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,029.9		$837.3	$553.4	$70.4	$-(c)	$-(c)
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	.90%	(b)	.92%	.98%	1.19%	1.15%	1.03%	(b)
Expenses before advisory fee waiver and expense reimbursement	.90%	(b)	.92%	.98%	1.20%	1.41%	1.03%	(b)
Net investment income	3.19%	(b)	4.33%	4.00%	3.90%	2.44%	6.92%	(b)
Portfolio turnover rate	51%	(g)	72%	70%	49%	63%	66%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) Net assets were $724 and $92,360 on October 31, 2008 and October 31, 2009, respectively.

(d) Commencement of operations.

(e) Calculations are based on the average daily number of shares outstanding.

(f) Does not include expenses of the underlying portfolio in which the Fund invests.

(g) Not Annualized.

(h) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

* Amount is less than $.005.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EQUITY INCOME FUND

SHARE CLASS	A	B	C	Q	R	X	Z
NASDAQ	SPQAX	JEIBX	AGOCX	PJIQX	PJERX	AXGOX	JDEZX
CUSIP	74441L808	74441L881	74441L873	74441L816	74441L790	74441L840	74441L832

MF203E2    0246148-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL MID-CAP VALUE FUND

SEMIANNUAL REPORT • APRIL 30, 2013

Fund Type

Mid-Cap Stock

Objective

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 14, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Mid-Cap Value Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Mid-Cap Value Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Mid-Cap Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 1.64%; Class B, 2.34%; Class C, 2.34%; Class Q, 1.10%; Class X, 2.34%; Class Z, 1.34%. Net operating expenses: Class A, 1.59%; Class B, 2.34%; Class C, 2.34%; Class Q, 1.10%; Class X, 1.59%; Class Z, 1.34%, after contractual reduction for Class A through 2/28/2014.

Cumulative Total Returns (Without Sales Charges) as of 4/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	21.63%	24.83%	46.42%	N/A	100.09% (4/12/04)
Class B	21.14	23.93	41.32	N/A	87.05 (4/12/04)
Class C	21.13	23.93	41.13	160.39%	—
Class Q	21.89	25.48	N/A	N/A	31.11 (1/18/11)
Class X	21.62	24.92	46.97	177.15	—
Class Z	21.73	25.15	48.41	N/A	63.25 (11/29/05)
Russell Midcap Value Index	19.89	23.66	43.51	207.20	—
S&P MidCap 400 Stock Index	19.23	18.84	49.44	203.17	—
Russell Midcap Index	18.90	19.20	41.83	200.48	—
Lipper Mid-Cap Value Funds Average	18.78	19.96	37.78	171.07	—

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		15.01%	7.90%	N/A	7.25% (4/12/04)
Class B		15.74	8.19	N/A	7.12 (4/12/04)
Class C		19.73	8.31	10.56%	—
Class Q		22.22	N/A	N/A	12.56 (1/18/11)
Class X		15.61	8.76	11.25	—
Class Z		21.97	9.40	N/A	6.76 (11/29/05)
Russell Midcap Value Index		21.49	8.53	12.57	—
S&P MidCap 400 Stock Index		17.83	9.85	12.45	—
Russell Midcap Index		17.30	8.37	12.27	—
Lipper Mid-Cap Value Funds Average		18.37	7.56	11.21	—

2	Visit our website at www.prudentialfunds.com

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales change but are subject to a CDSC of 1% for shares sold within 12 months of purchase. Class X shares are not subject to a front-end sales charge but are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2%, and 1%, respectively, for the first eight years after purchase. Class X shares convert to Class A shares approximately 10 years after purchase. Class B, Class C, and Class X shares are subject to a 12b-1 fee of 1%. Class Q shares and Class Z shares are not subject to a front-end sales charge, CDSC or a 12b-1 fee. The returns in the tables reflect the share class structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell Midcap Value Index

The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. Russell Midcap Value Index Closest Month-End to Inception cumulative total returns as of 4/30/13 are 118.05% for Class A and Class B; 32.00% for Class Q; and 66.45% for Class Z. Russell Midcap Value Index Closest Month-End to Inception average annual total returns as of 3/31/13 are 8.91% for Class A and Class B; 13.09% for Class Q; and 7.03% for Class Z.

Standard & Poor’s MidCap 400 Stock Index

The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed. S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/13 are 118.09% for Class A and Class B; 29.65% for Class Q; and 75.98% for Class Z. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/13 are 8.97% for Class A and Class B; 12.41% for Class Q; and 7.92% for Class Z.

Russell Midcap Index

The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 4/30/13 are 113.69% for Class A and Class B; 29.34% for Class Q; and 67.62% for Class Z. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/13 are 8.65% for Class A and Class B; 11.95% for Class Q; and 7.11% for Class Z.

Prudential Mid-Cap Value Fund	3

Your Fund’s Performance (continued)

Lipper Mid-Cap Value Funds Average

Funds in the Lipper Mid-Cap Value Funds Average (Lipper Average), by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P MidCap 400 Index. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/13 are 91.47% for Class A and Class B; 24.80% for Class Q; and 54.48% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/13 are 7.34% for Class A and Class B; 10.45% for Class Q; and 5.92% for Class Z.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/13
iShares Russell Midcap Value Index Fund, Exchange Traded Fund	2.0%
CIGNA Corp., Healthcare Providers & Services	1.4
Edison International, Electric Utilities	1.3
Marathon Petroleum Corp., Oil, Gas & Consumable Fuels	1.3
Macy’s, Inc., Multi-Line Retail	1.2

Holdings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012, at the beginning of the period, and held through the six-month period ended April 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Mid-Cap Value Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Mid-Cap Value Fund		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,216.30	1.59%	$8.74
	Hypothetical	$1,000.00	$1,016.91	1.59%	$7.95

Class B	Actual	$1,000.00	$1,211.40	2.34%	$12.83
	Hypothetical	$1,000.00	$1,013.19	2.34%	$11.68

Class C	Actual	$1,000.00	$1,211.30	2.34%	$12.83
	Hypothetical	$1,000.00	$1,013.19	2.34%	$11.68

Class Q	Actual	$1,000.00	$1,218.90	1.10%	$6.05
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class X	Actual	$1,000.00	$1,216.20	1.59%	$8.74
	Hypothetical	$1,000.00	$1,016.91	1.59%	$7.95

Class Z	Actual	$1,000.00	$1,217.30	1.34%	$7.37
	Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2013, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of April 30, 2013 (Unaudited)

Shares	Description	Value (Note 2)
LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS 96.7%

Aerospace & Defense 2.3%
11,600	Alliant Techsystems, Inc.	$862,576
17,400	Huntington Ingalls Industries, Inc.	920,460
15,600	L-3 Communications Holdings, Inc.	1,267,500
11,200	Textron, Inc.	288,400

		3,338,936

Airlines 1.1%
71,300	Delta Air Lines, Inc.*	1,222,082
27,700	Southwest Airlines Co.	379,490

		1,601,572

Auto Components 2.1%
18,500	Delphi Automotive PLC (United Kingdom)	854,885
16,000	Lear Corp.(a)	924,480
21,300	TRW Automotive Holdings Corp.*	1,279,491

		3,058,856

Beverages 0.7%
19,400	Molson Coors Brewing Co. (Class B Stock)	1,001,040

Biotechnology 0.7%
15,200	United Therapeutics Corp.*(a)	1,015,056

Capital Markets 0.7%
13,100	Ameriprise Financial, Inc.	976,343

Chemicals 1.0%
7,000	CF Industries Holdings, Inc.	1,305,570
1,600	Eastman Chemical Co.	106,640

		1,412,210

Commercial Banks 7.7%
1,700	Associated Banc-Corp.	24,259
11,200	Bank of Hawaii Corp.	534,128
23,200	BankUnited, Inc.	588,120
11,500	BOK Financial Corp.	718,635
18,300	Comerica, Inc.	663,375
14,413	Commerce Bancshares, Inc.	578,105
22,500	East West Bancorp, Inc.	547,425

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	7

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
77,000	Fifth Third Bancorp	$1,311,310
2,200	First Citizens BancShares, Inc. (Class A Stock)	410,124
49,000	First Niagara Financial Group, Inc.	465,990
17,800	First Republic Bank	676,044
4,400	Fulton Financial Corp.	48,664
120,800	Huntington Bancshares, Inc.	866,136
97,400	KeyCorp	971,078
4,800	M&T Bank Corp.	480,960
7,200	Popular, Inc. (Puerto Rico)*	205,128
103,600	Regions Financial Corp.	879,564
36,200	SunTrust Banks, Inc.	1,058,850

		11,027,895

Commercial Services & Supplies 0.4%
5,500	Pitney Bowes, Inc.(a)	75,185
12,000	Republic Services, Inc.	408,960
7,700	RR Donnelley & Sons Co.(a)	94,787

		578,932

Communications Equipment 1.0%
96,200	Brocade Communications Systems, Inc.*	559,884
4,500	EchoStar Corp. (Class A Stock)*	176,715
16,400	Harris Corp.(a)	757,680

		1,494,279

Computers & Peripherals 1.4%
21,700	Lexmark International, Inc. (Class A Stock)(a)	657,727
12,100	Seagate Technology PLC (Ireland)(a)	444,070
16,600	Western Digital Corp.	917,648

		2,019,445

Construction & Engineering 1.2%
25,400	AECOM Technology Corp.*	738,378
22,400	URS Corp.	983,808

		1,722,186

Consumer Finance 1.3%
15,100	Discover Financial Services	660,474
59,200	SLM Corp.	1,222,480

		1,882,954

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Containers & Packaging 0.8%
4,800	Greif, Inc. (Class A Stock)	$231,216
23,300	Owens-Illinois, Inc.*	612,324
2,900	Rock-Tenn Co. (Class A Stock)	290,406

		1,133,946

Diversified Consumer Services 0.3%
5,700	Apollo Group, Inc. (Class A Stock)*(a)	104,709
5,500	DeVry, Inc.	154,055
10,000	Service Corp. International	168,800

		427,564

Diversified Financial Services 1.5%
43,100	Leucadia National Corp.	1,331,359
28,400	NASDAQ OMX Group, Inc. (The)	837,232

		2,168,591

Diversified Telecommunication Services 0.7%
16,391	CenturyLink, Inc.(a)	615,810
91,600	Frontier Communications Corp.	381,056

		996,866

Electric Utilities 6.7%
8,000	American Electric Power Co., Inc.	411,440
35,300	Edison International	1,899,140
16,100	Entergy Corp.(a)	1,146,803
2,500	Great Plains Energy, Inc.	60,325
58,900	NV Energy, Inc.	1,274,007
3,200	OGE Energy Corp.	231,776
22,200	Pinnacle West Capital Corp.	1,351,980
46,300	PPL Corp.	1,545,494
5,400	Westar Energy, Inc.	188,784
48,300	Xcel Energy, Inc.	1,535,457

		9,645,206

Electronic Equipment, Instruments & Components 1.6%
18,900	Arrow Electronics, Inc.*	741,447
34,700	Avnet, Inc.*	1,136,425
18,600	Jabil Circuit, Inc.	331,080
9,600	Vishay Intertechnology, Inc.*(a)	134,784

		2,343,736

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	9

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Energy Equipment & Services 3.2%
700	Atwood Oceanics, Inc.*	$34,335
16,900	Diamond Offshore Drilling, Inc.	1,167,790
18,100	Helmerich & Payne, Inc.	1,061,022
66,100	Nabors Industries Ltd. (Bermuda)	977,619
22,600	Patterson-UTI Energy, Inc.(a)	476,634
22,200	Superior Energy Services, Inc.*	612,498
6,500	Unit Corp.*	273,195

		4,603,093

Food & Staples Retailing 1.4%
22,600	Kroger Co. (The)	776,988
54,300	Safeway, Inc.(a)	1,222,836

		1,999,824

Food Products 2.2%
700	Hillshire Brands Co.	25,137
15,800	Ingredion, Inc.	1,137,758
2,500	J.M. Smucker Co. (The)	258,075
15,200	Smithfield Foods, Inc.*	389,120
53,100	Tyson Foods, Inc. (Class A Stock)	1,307,853

		3,117,943

Gas Utilities 0.7%
6,800	AGL Resources, Inc.	298,180
17,000	Atmos Energy Corp.	754,290

		1,052,470

Healthcare Equipment & Services 0.7%
33,100	Boston Scientific Corp.*	247,919
1,700	Hill-Rom Holdings, Inc.	57,919
17,800	St. Jude Medical, Inc.	733,716

		1,039,554

Healthcare Equipment & Supplies 0.2%
8,700	CareFusion Corp.*	290,928

Healthcare Providers & Services 5.6%
9,300	Aetna, Inc.	534,192
30,100	CIGNA Corp.	1,991,717
20,100	Community Health Systems, Inc.	915,957

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
23,400	HCA Holdings, Inc.	$933,426
4,800	Health Management Associates, Inc. (Class A Stock)*	55,152
19,900	Humana, Inc.	1,474,789
15,600	LifePoint Hospitals, Inc.*	748,800
10,200	Omnicare, Inc.	446,454
9,700	Quest Diagnostics, Inc.(a)	546,401
6,400	Universal Health Services, Inc. (Class B Stock)	426,176

		8,073,064

Hotels, Restaurants & Leisure 0.2%
2,100	Darden Restaurants, Inc.	108,423
3,900	Royal Caribbean Cruises Ltd. (Liberia)	142,467

		250,890

Household Durables 1.0%
43,500	Newell Rubbermaid, Inc.	1,145,790
2,600	Whirlpool Corp.	297,128

		1,442,918

Independent Power Producers & Energy Traders 1.0%
108,700	AES Corp. (The)	1,506,582

Insurance 10.5%
9,500	Allied World Assurance Co. Holdings AG (Switzerland)	862,695
24,200	American Financial Group, Inc.	1,168,134
300	American National Insurance Co.	28,209
12,500	Aon PLC (United Kingdom)	754,375
8,300	Arch Capital Group Ltd. (Bermuda)*(a)	440,398
11,600	Aspen Insurance Holdings Ltd. (Bermuda)	443,004
27,300	AXIS Capital Holdings Ltd. (Bermuda)	1,218,399
2,900	CNA Financial Corp.	97,759
9,300	Everest Re Group Ltd. (Bermuda)	1,255,407
17,200	HCC Insurance Holdings, Inc.	732,720
35,000	Lincoln National Corp.	1,190,350
12,800	PartnerRe Ltd. (Bermuda)	1,207,552
35,800	Principal Financial Group, Inc.(a)	1,292,380
16,600	ProAssurance Corp.	813,234
25,200	Protective Life Corp.	959,112
18,100	Reinsurance Group of America, Inc.	1,132,155
8,400	RenaissanceRe Holdings Ltd. (Bermuda)	788,676

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	11

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Insurance (cont’d.)
17,900	Unum Group	$499,231
5,500	Validus Holdings Ltd. (Bermuda)	212,355

		15,096,145

Internet Services 0.4%
15,100	AOL, Inc.	583,464

IT Services 2.2%
22,400	Amdocs Ltd. (Guernsey)	799,680
8,200	Booz Allen Hamilton Holding Corp.	124,558
27,000	Computer Sciences Corp.	1,264,950
3,800	DST Systems, Inc.	262,770
19,800	Lender Processing Services, Inc.	549,252
10,000	Western Union Co. (The)	148,100

		3,149,310

Machinery 1.8%
8,200	AGCO Corp.	436,650
5,300	CNH Global NV (Netherlands)	217,989
1,900	Dover Corp.	131,062
2,100	Parker Hannifin Corp.	185,997
14,900	Timken Co.	783,293
19,000	Trinity Industries, Inc.	801,990

		2,556,981

Media 0.7%
48,600	Gannett Co., Inc.(a)	979,776

Metals & Mining 0.6%
14,200	Reliance Steel & Aluminum Co.	923,994

Multi-Line Retail 1.8%
8,100	Dillard’s, Inc. (Class A Stock)	667,521
6,300	Kohl’s Corp.	296,478
38,400	Macy’s, Inc.	1,712,640

		2,676,639

Multi-Utilities 4.5%
5,000	Alliant Energy Corp.	267,550
38,900	Ameren Corp.	1,410,125
29,500	CenterPoint Energy, Inc.	728,060

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
5,100	CMS Energy Corp.	$152,694
16,200	DTE Energy Co.	1,180,656
11,100	NiSource, Inc.	341,103
6,800	SCANA Corp.	368,560
13,000	Sempra Energy	1,077,050
11,100	TECO Energy, Inc.	212,343
13,600	Vectren Corp.	510,816
4,500	Wisconsin Energy Corp.	202,230

		6,451,187

Office Electronics 0.9%
149,800	Xerox Corp.	1,285,284

Oil, Gas & Consumable Fuels 8.4%
10,700	Cimarex Energy Co.	783,026
55,300	Denbury Resources, Inc.*	989,317
15,500	Energen Corp.	735,010
24,900	HollyFrontier Corp.	1,231,305
24,200	Marathon Petroleum Corp.	1,896,312
21,000	Murphy Oil Corp.	1,303,890
9,500	Noble Energy, Inc.	1,076,255
18,400	Peabody Energy Corp.	369,104
2,700	Plains Exploration & Production Co.*	122,040
17,300	Tesoro Corp.	923,820
41,700	Valero Energy Corp.	1,681,344
20,800	Whiting Petroleum Corp.*	925,600

		12,037,023

Paper & Forest Products 1.2%
8,600	Domtar Corp.	597,786
25,500	International Paper Co.	1,197,990

		1,795,776

Personal Products 0.4%
11,300	Herbalife Ltd. (Cayman Islands)(a)	448,723
1,800	Nu Skin Enterprises, Inc. (Class A Stock)	91,314

		540,037

Pharmaceuticals 0.9%
24,600	Endo Health Solutions, Inc.*	901,344

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	13

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
31,500	Warner Chilcott PLC (Class A Stock) (Ireland)	$452,970

		1,354,314

Real Estate Investment Trusts 5.7%
47,400	American Capital Agency Corp.	1,578,894
82,400	Annaly Capital Management, Inc.	1,313,456
28,400	Brandywine Realty Trust	424,012
23,000	CBL & Associates Properties, Inc.	555,220
54,500	Chimera Investment Corp.	179,850
4,300	CommonWealth REIT(a)	96,019
16,900	Corrections Corp. of America	611,780
24,100	Hatteras Financial Corp.	658,653
1,500	HCP, Inc.	79,950
29,900	Hospitality Properties Trust	879,359
35,800	Mack-Cali Realty Corp.	994,166
54,600	MFA Financial, Inc.	506,142
2,400	Mid-America Apartment Communities, Inc.	164,952
300	Vornado Realty Trust	26,268
2,700	Weyerhaeuser Co.	82,377

		8,151,098

Road & Rail 0.6%
14,100	Ryder System, Inc.	818,787

Semiconductors & Semiconductor Equipment 1.2%
20,200	Applied Materials, Inc.	293,102
4,500	KLA-Tencor Corp.	244,125
109,100	Marvell Technology Group Ltd. (Bermuda)	1,173,916

		1,711,143

Software 2.0%
44,000	CA, Inc.	1,186,680
69,500	Symantec Corp.*	1,688,850

		2,875,530

Specialty Retail 1.8%
15,300	Abercrombie & Fitch Co. (Class A Stock)	758,268
15,600	Best Buy Co., Inc.	405,444
19,500	GameStop Corp. (Class A Stock)	680,550
53,600	Staples, Inc.	709,664

		2,553,926

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 0.4%
10,400	Hanesbrands, Inc.*	$521,664

Thrifts & Mortgage Finance 0.6%
44,200	New York Community Bancorp, Inc.	598,910
20,300	Washington Federal, Inc.	348,551

		947,461

Water Utilities 0.3%
9,800	American Water Works Co., Inc.	410,424

Wireless Telecommunication Services 0.4%
33,900	MetroPCS Communications, Inc.*(a)	401,376
7,383	Telephone & Data Systems, Inc.(a)	165,675

		567,051

	TOTAL COMMON STOCKS (cost $111,667,279)	139,209,893

EXCHANGE TRADED FUND 2.0%
50,000	iShares Russell Midcap Value Index Fund (cost $2,489,443)	2,887,500

	TOTAL LONG-TERM INVESTMENTS (cost $114,156,722)	142,097,393

SHORT-TERM INVESTMENT 9.1%

AFFILIATED MONEY MARKET MUTUAL FUND
13,081,828	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $13,081,828; includes $11,295,040 of cash collateral for securities on loan) (Note 4)(b)(c)	13,081,828

	TOTAL INVESTMENTS 107.8% (cost $127,238,550; Note 5)	155,179,221
	Liabilities in excess of other assets (7.8%)	(11,289,021)

	NET ASSETS 100.0%	$143,890,200

The following abbreviations are used in the Portfolio descriptions:

NASDAQ—National Association of Securities Dealers Automated Quotations

REIT—Real Estate Investment Trust

SLM—Student Loan Mortgage

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	15

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,088,487; cash collateral of $11,295,040 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$139,209,893	$—	$—
Exchanged Traded Fund	2,887,500	—	—
Affiliated Money Market Mutual Fund	13,081,828	—	—

Total	$155,179,221	$—	$—

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 were as follows:

Insurance	10.5%
Affiliated Money Market Mutual Fund (7.8% represents investments purchased with collateral from securities on loan)	9.1
Oil, Gas & Consumable Fuels	8.4
Commercial Banks	7.7
Electric Utilities	6.7
Real Estate Investment Trusts	5.7
Healthcare Providers & Services	5.6
Multi-Utilities	4.5
Energy Equipment & Services	3.2
Aerospace & Defense	2.3
IT Services	2.2
Food Products	2.2
Auto Components	2.1
Exchange Traded Fund	2.0
Software	2.0
Multi-Line Retail	1.8
Machinery	1.8
Specialty Retail	1.8
Electronic Equipment, Instruments & Components	1.6
Diversified Financial Services	1.5
Computers & Peripherals	1.4
Food & Staples Retailing	1.4
Consumer Finance	1.3
Paper & Forest Products	1.2
Construction & Engineering	1.2
Semiconductors & Semiconductor Equipment	1.2
Airlines	1.1
Independent Power Producers & Energy Traders	1.0
Communications Equipment	1.0%
Household Durables	1.0
Chemicals	1.0
Pharmaceuticals	0.9
Office Electronics	0.9
Containers & Packaging	0.8
Gas Utilities	0.7
Healthcare Equipment & Services	0.7
Biotechnology	0.7
Beverages	0.7
Diversified Telecommunication Services	0.7
Media	0.7
Capital Markets	0.7
Thrifts & Mortgage Finance	0.6
Metals & Mining	0.6
Road & Rail	0.6
Internet Services	0.4
Commercial Services & Supplies	0.4
Wireless Telecommunication Services	0.4
Personal Products	0.4
Textiles, Apparel & Luxury Goods	0.4
Diversified Consumer Services	0.3
Water Utilities	0.3
Healthcare Equipment & Supplies	0.2
Hotels, Restaurants & Leisure	0.2

107.8
Liabilities in excess of other assets	(7.8)

100.0%

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	17

Statement of Assets and Liabilities

as of April 30, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $11,088,487:
Unaffiliated Investments (costs $114,156,722)	$142,097,393
Affiliated investments (cost $13,081,828)	13,081,828
Receivable for Fund shares sold	453,504
Dividends and interest receivable	168,563
Prepaid expenses	612

Total assets	155,801,900

Liabilities
Payable to broker for collateral for securities on loan	11,295,040
Payable for Fund shares reacquired	300,906
Accrued expenses	149,635
Advisory fee payable	103,154
Distribution fee payable	46,281
Affiliated transfer agent fee payable	16,135
Deferred directors’ fee	549

Total liabilities	11,911,700

Net Assets	$143,890,200

Net assets were comprised of:
Common stock, at $.001 par value	$8,066
Paid-in capital in excess of par	106,977,601

106,985,667
Undistributed net investment income	46,922
Accumulated net realized gain on investment and transactions	8,916,940
Net unrealized appreciation (depreciation) on investments	27,940,671

Net assets, April 30, 2013	$143,890,200

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Class A:
Net asset value and redemption price per share ($92,836,020 ÷ 5,072,391 shares of common stock issued and outstanding)	$18.30
Maximum sales charge (5.50% of offering price)	1.07

Maximum offering price to public	$19.37

Class B:
Net asset value, offering price and redemption price per share ($3,211,891 ÷ 194,286 shares of common stock issued and outstanding)	$16.53

Class C:
Net asset value, offering price and redemption price per share ($31,288,086 ÷ 1,898,355 shares of common stock issued and outstanding)	$16.48

Class Q:
Net asset value, offering price and redemption price per share ($6,199,118 ÷ 336,549 shares of common stock issued and outstanding)	$18.42

Class X:
Net asset value, offering price and redemption price per share ($544,928 ÷ 32,462 shares of common stock issued and outstanding)	$16.79

Class Z:
Net asset value, offering price and redemption price per share ($9,810,157 ÷ 532,330 shares of common stock issued and outstanding)	$18.43

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	19

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net Income
Income
Unaffiliated dividend income	$2,018,331
Affiliated income from securities lending, net	46,291
Affiliated dividend income	1,450
Interest income	28

Total income	2,066,100

Expenses
Advisory fee	572,937
Distribution fee—Class A	104,487
Distribution fee—Class B	13,143
Distribution fee—Class C	138,136
Distribution fee—Class X	967
Transfer agent’s fee and expenses (including affiliated expense of $24,900) (Note 3)	147,000
Registration fees	41,000
Custodian’s fees and expenses	29,000
Reports to shareholders	18,000
Audit fees	11,000
Legal fees and expenses	11,000
Directors’ fees	6,000
Insurance	1,000
Miscellaneous	8,707

Total expenses	1,102,377

Net investment income	963,723

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	9,503,808
Net change in unrealized appreciation (depreciation) on investments	14,533,916

Net gain on investments	24,037,724

Net Increase In Net Assets Resulting From Operations	$25,001,447

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	For Six Months Ended April 30, 2013	Year Ended October 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$963,723	$1,235,502
Net realized gain on investment transactions	9,503,808	5,141,335
Net change in unrealized appreciation (depreciation) on investments	14,533,916	6,962,162

Net increase in net assets resulting from operations	25,001,447	13,338,999

Dividends (Note 2)
Dividends from net investment income
Class A	(1,064,477)	(516,098)
Class B	(20,813)	(3,638)
Class C	(217,003)	(33,512)
Class L	—	(57,080)
Class M	—	(6,926)
Class Q	(103,556)	(160,607)
Class X	(13,204)	(15,116)
Class Z	(93,311)	(52,182)

Total dividends	(1,512,364)	(845,159)

Fund share transactions (Net of share conversions) (Note 5)
Net proceeds from shares sold	12,192,983	6,527,418
Net asset value of shares issued in reinvestment of dividends	1,460,113	814,146
Cost of shares redeemed	(13,589,309)	(29,311,244)

Net decrease in net assets from Fund share transactions	63,787	(21,969,680)

Capital Contributions
Class X (Note 3)	—	52

	—	52

Total increase (decrease) in net assets	23,552,870	(9,475,788)

Net Assets
Beginning of period	120,337,330	129,813,118

End of period(a)	$143,890,200	$120,337,330

(a) Includes undistributed net investment income of:	$46,922	$595,563

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	21

Notes to Financial Statements

(Unaudited)

1. Organization

Prudential Investment Portfolios, Inc. 10 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At April 30, 2013, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential Mid-Cap Value Fund (the “Fund”). The investment objective of the Fund is capital growth by investing primarily in common stocks of medium capitalization companies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation

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methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Mid-Cap Value Fund	23

Notes to Financial Statements

(Unaudited) continued

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars

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based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Mid-Cap Value Fund	25

Notes to Financial Statements

(Unaudited) continued

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends, if any, from net investment income are declared and paid at least annually. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Fund has entered into an investment management agreement with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The advisory fee paid to PI is computed daily and payable monthly at an annual rate of .90% of the average daily net assets of the Fund up to $500 million, .85% of the

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next $500 million and .80% of the average daily net assets in excess of $1 billion. The effective management fee rate was .90% for the six months ended April 30, 2013.

Certain officers and directors of the Fund are officers or directors of the Manager. The Fund pays no compensation directly to their officers or interested directors.

Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”), both affiliates of the Manager and an indirect, wholly owned subsidiary of Prudential, serve as the distributors of the Fund. The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, Q, X and Z shares of each Fund in accordance with the requirements of Rule 12b-1 of the 1940 Act. No distribution or service fees are paid to PIMS as distributor for Class Q or Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD distribution and service fees at an annual rate up to .30%, 1.00%, 1.00% and 1.00% of the average daily net assets of the Class A, B, C and X shares, respectively. Through February 28, 2014, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of Class A shares.

Management has received the maximum allowable amount of sales charges for Class M and X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

During the year ended October 31, 2008, management determined that Class M and Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid these classes for the overcharge which is reflected in the Financial Highlights for Class M for the years ended October 31, 2008 and 2007 and Class X for the year ended October 31, 2008.

During the six months ended April 30, 2013, PIMS has advised the Fund, front-end sales charges (“FESC”) and contingent deferred sales charges (“CDSC”) were as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC
$44,880	$16	$2,274	$86

Prudential Mid-Cap Value Fund	27

Notes to Financial Statements

(Unaudited) continued

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses shown in the Statements of Operations include certain out-of pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2013, PIM has been compensated approximately $13,800 for these services.

5. Shares of Capital Stock

The Fund offers Class A, Class B, Class C, Class Q, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. The last conversion of Class M and Class L shares to Class A shares was completed as of April 13, 2012 and August 24, 2012, respectively. There are no Class M and Class L shares outstanding and Class M and Class L shares are no longer being offered for sale. Class X shares are closed to new purchases. Class X shares will automatically convert to Class A shares approximately ten years after purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

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The authorized capital stock of the Company is 5.5 billion shares, with a par value of $.001 per share. Of the Company’s authorized capital stock, 175 million authorized shares have been allocated to the Fund and divided into seven classes, designated Class A, Class B, Class C, Class M, Class Q, Class X and Class Z capital stock, each of which consists of 52 million, 10 million, 30 million, 2 million, 40 million, 1 million and 40 million authorized shares, respectively.

Transactions in shares of capital stock, during the six months ended April 30, 2013, were as follows:

Class A	Shares	Amount
Six months ended April 30, 2013:
Shares sold	375,405	$6,485,173
Shares issued in reinvestment of dividends and distributions	66,535	1,028,113
Shares reacquired	(589,333)	(9,714,436)

Net increase (decrease) in shares outstanding before conversion	(147,393)	(2,201,150)
Shares issued upon conversion from Class B and Class X	45,390	761,516
Shares reacquired upon conversion into Class Z	(13,043)	(220,060)

Net increase (decrease) in shares outstanding	(115,046)	$(1,659,694)

Year ended October 31, 2012:
Shares sold	209,967	$3,047,766
Shares issued in reinvestment of dividends and distributions	37,694	494,924
Shares reacquired	(878,327)	(12,751,665)

Net increase (decrease) in shares outstanding before conversion	(630,666)	(9,208,975)
Shares issued upon conversion from Class B, Class L, Class M and Class X	897,838	13,340,802
Shares reacquired upon conversion into Class Z	(2,187)	(31,182)

Net increase (decrease) in shares outstanding	264,985	$4,100,645

Class B
Six months ended April 30, 2013:
Shares sold	44,628	$705,487
Shares issued in reinvestment of dividends and distributions	1,318	18,441
Shares reacquired	(14,801)	(224,189)

Net increase (decrease) in shares outstanding before conversion	31,145	499,739
Shares reacquired upon conversion into Class A	(16,799)	(253,584)

Net increase (decrease) in shares outstanding	14,346	$246,155

Year ended October 31, 2012:
Shares sold	39,324	$514,195
Shares issued in reinvestment of dividends and distributions	279	3,323
Shares reacquired	(33,778)	(440,207)

Net increase (decrease) in shares outstanding before conversion	5,825	77,311
Shares reacquired upon conversion into Class A	(63,230)	(830,881)

Net increase (decrease) in shares outstanding	(57,405)	$(753,570)

Prudential Mid-Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2013:
Shares sold	127,986	$2,013,906
Shares issued in reinvestment of dividends and distributions	14,905	207,893
Shares reacquired	(129,562)	(1,905,298)

Net increase (decrease) in shares outstanding before conversion	13,329	316,501
Shares reacquired upon conversion into Class Z	(8,608)	(129,156)

Net increase (decrease) in shares outstanding	4,721	$187,345

Year ended October 31, 2012:
Shares sold	61,639	$810,376
Shares issued in reinvestment of dividends and distributions	2,646	31,466
Shares reacquired	(363,982)	(4,785,266)

Net increase (decrease) in shares outstanding before conversion	(299,697)	(3,943,424)
Shares reacquired upon conversion into Class Z	(737)	(10,090)

Net increase (decrease) in shares outstanding	(300,434)	$(3,953,514)

Class L
Period ended August 24, 2012*:
Shares sold	1,754	$24,745
Shares issued in reinvestment of dividends and distributions	4,053	52,366
Shares reacquired	(86,600)	(1,223,833)

Net increase (decrease) in shares outstanding before conversion	(80,793)	(1,146,722)
Shares reacquired upon conversion into Class A	(721,647)	(10,611,751)

Net increase (decrease) in shares outstanding	(802,440)	$(11,758,473)

Class M
Period ended April 13, 2012*:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	526	6,299
Shares reacquired	(2,614)	(33,062)

Net increase (decrease) in shares outstanding before conversion	(2,088)	(26,763)
Shares reacquired upon conversion into Class A	(76,743)	(1,000,953)

Net increase (decrease) in shares outstanding	(78,831)	$(1,027,716)

Class Q
Six months ended April 30, 2013:
Shares sold	14,049	$240,042
Shares issued in reinvestment of dividends and distributions	6,669	103,556
Shares reacquired	(54,542)	(925,000)

Net increase (decrease) in shares outstanding	(33,824)	$(581,402)

Year ended October 31, 2012:
Shares sold	5,663	$80,130
Shares issued in reinvestment of dividends and distributions	12,176	160,607
Shares reacquired	(555,054)	(8,248,440)

Net increase (decrease) in shares outstanding	(537,215)	$(8,007,703)

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Class X	Shares	Amount
Six months ended April 30, 2013:
Shares sold	852	$12,884
Shares issued in reinvestment of dividends and distributions	926	13,124
Shares reacquired	(5,053)	(76,061)

Net increase (decrease) in shares outstanding before conversion	(3,275)	(50,053)
Shares reacquired upon conversion into Class A	(32,916)	(507,932)

Net increase (decrease) in shares outstanding	(36,191)	$(557,985)

Year ended October 31, 2012:
Shares sold	1,391	$18,499
Shares issued in reinvestment of dividends and distributions	1,251	15,092
Shares reacquired	(14,866)	(197,208)

Net increase (decrease) in shares outstanding before conversion	(12,224)	(163,617)
Shares reacquired upon conversion into Class A	(67,164)	(897,217)

Net increase (decrease) in shares outstanding	(79,388)	$(1,060,834)

Class Z
Six months ended April 30, 2013:
Shares sold	156,402	$2,735,491
Shares issued in reinvestment of dividends and distributions	5,721	88,986
Shares reacquired	(46,700)	(744,325)

Net increase (decrease) in shares outstanding before conversion	115,423	2,080,152
Shares issued upon conversion from Class A and Class C	20,665	349,216

Net increase (decrease) in shares outstanding	136,088	$2,429,368

Year ended October 31, 2012:
Shares sold	139,251	$2,031,707
Shares issued in reinvestment of dividends and distributions	3,793	50,069
Shares reacquired	(111,388)	(1,631,563)

Net increase (decrease) in shares outstanding before conversion	31,656	450,213
Shares issued upon conversion from Class A and Class C	2,828	41,272

Net increase (decrease) in shares outstanding	34,484	$491,485

*	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale. As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

6. Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Prudential Mid-Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

For the years ended October 31, 2012 and 2011, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were $845,159 and $508,669 of ordinary income, respectively.

As of October 31, 2012, the accumulated undistributed earnings on a tax basis was $596,173 of ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$127,388,979	$30,488,555	$(2,698,313)	$27,790,242

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Under the Regulated Investment Company Modernization Act of 2010 (”the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended October 31, 2012 (”post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $4,836,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended October 31, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	$436,000

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Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Portfolio Securities

Purchases and sales of securities, other than U.S. government securities and short term obligations, during the six months ended April 30, 2013, were $45,498,685 and $47,062,384, respectively.

8. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2013.

Note 9. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time,

Prudential Mid-Cap Value Fund	33

Notes to Financial Statements

(Unaudited) continued

management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$15.25		$13.83	$13.12	$10.65	$9.07	$18.38
Income (loss) from investment operations:
Net investment income	.14		.17	.09	.08	.09	.15
Net realized and unrealized gain (loss) on investments	3.12		1.36	.68	2.48	1.68	(5.65)
Total from investment operations	3.26		1.53	.77	2.56	1.77	(5.50)
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.11)	(.06)	(.09)	(.19)	(.06)
Distributions from net realized gains	-		-	-	-	-	(3.75)
Total dividends and distributions	(.21)		(.11)	(.06)	(.09)	(.19)	(3.81)
Capital Contributions(d)	-		-	-	- *	-	-
Net asset value, end of period	$18.30		$15.25	$13.83	$13.12	$10.65	$9.07
Total Return(a)	21.63%		11.16%	5.90%	24.14%	20.16%	(36.25)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$92.8		$79.1	$68.1	$73.6	$62.4	$36.1
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.59%	(e)	1.67%	1.63%	1.61%	1.72%	1.53%
Expenses before advisory fee waiver and expense reimbursement	1.59%	(e)	1.67%	1.63%	1.61%	1.72%	1.53%
Net investment income	1.66%	(e)	1.16%	.63%	.65%	.97%	1.18%
Portfolio turnover rate	36%	(f)	25%	37%	26%	38%	37%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Less than $.005.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	35

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$13.76		$12.48	$11.87	$9.66	$8.22	$17.07
Income (loss) from investment operations:
Net investment income (loss)	.07		.05	(.02)	(.01)	.06	.05
Net realized and unrealized gain (loss) on investments	2.82		1.25	.63	2.25	1.49	(5.15)
Total from investment operations	2.89		1.30	.61	2.24	1.55	(5.10)
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.02)	-	(.03)	(.11)	-
Distributions from net realized gains	-		-	-	-	-	(3.75)
Total dividends and distributions	(.12)		(.02)	-	(.03)	(.11)	(3.75)
Capital Contributions(d)	-		-	-	- *	-	-
Net asset value, end of period	$16.53		$13.76	$12.48	$11.87	$9.66	$8.22
Total Return(a)	21.14%		10.40%	5.14%	23.20%	19.29%	(36.69)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.2		$2.5	$3.0	$4.1	$4.2	$17.0
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	2.34%	(e)	2.42%	2.38%	2.36%	2.47%	2.28%
Expenses before advisory fee waiver and expense reimbursement	2.34%	(e)	2.42%	2.38%	2.36%	2.47%	2.28%
Net investment income (loss)	.91%	(e)	.40%	(.12)%	(.08)%	.84%	.43%
Portfolio turnover rate	36%	(f)	25%	37%	26%	38%	37%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Less than $.005.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$13.72		$12.44	$11.84	$9.63	$8.20	$17.05
Income (loss) from investment operations:
Net investment income (loss)	.07		.05	(.02)	(.01)	.03	.05
Net realized and unrealized gain (loss) on investments	2.81		1.25	.62	2.25	1.51	(5.15)
Total from investment operations	2.88		1.30	.60	2.24	1.54	(5.10)
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.02)	-	(.03)	(.11)	-
Distributions from net realized gains	-		-	-	-	-	(3.75)
Total dividends and distributions	(.12)		(.02)	-	(.03)	(.11)	(3.75)
Capital Contributions(d)	-		-	-	- *	-	-
Net asset value, end of period	$16.48		$13.72	$12.44	$11.84	$9.63	$8.20
Total Return(a)	21.13%		10.43%	5.07%	23.27%	19.21%	(36.74)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$31.3		$26.0	$27.3	$29.9	$27.8	$28.8
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	2.34%	(e)	2.42%	2.38%	2.36%	2.47%	2.28%
Expenses before advisory fee waiver and expense reimbursement	2.34%	(e)	2.42%	2.38%	2.36%	2.47%	2.28%
Net investment income (loss)	.90%	(e)	.40%	(.12)%	(.09)%	.43%	.42%
Portfolio turnover rate	36%	(f)	25%	37%	26%	38%	37%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Less than $.005.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	37

Financial Highlights

(Unaudited) continued

Class L Shares
	Period Ended August 24,		Year Ended October 31,
	2012(f)		2011	2010	2009	2008	2007
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$13.58		$12.87	$10.46	$8.91	$18.12	$18.07
Income (loss) from investment operations:
Net investment income	.09		.05	.05	.08	.12	.01
Net realized and unrealized gain (loss) on investments	1.08		.69	2.42	1.63	(5.56)	1.66
Total from investment operations	1.17		.74	2.47	1.71	(5.44)	1.67
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.03)	(.06)	(.16)	(.02)	-
Distributions from net realized gains	-		-	-	-	(3.75)	(1.62)
Total dividends and distributions	(.07)		(.03)	(.06)	(.16)	(3.77)	(1.62)
Capital Contributions(g)	-		-	- *	-	-	-
Net asset value, end of period	$14.68		$13.58	$12.87	$10.46	$8.91	$18.12
Total Return(a)	8.70%		5.77%	23.75%	19.75%	(36.41)%	9.54%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10.6		$10.9	$11.9	$11.5	$12.5	$29.1
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.93%	(d)	1.88%	1.86%	1.97%	1.78%	1.73%
Expenses before advisory fee waiver and expense reimbursement	1.93%	(d)	1.88%	1.86%	1.97%	1.78%	1.73%
Net investment income	.81%	(d)	.38%	.41%	.94%	.93%	.08%
Portfolio turnover rate	25%	(e)	37%	26%	38%	37%	78%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the year.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

(f) End of operations.

(g) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

* Less than $.005.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class M Shares
	Period Ended April 13,		Year Ended October 31,
	2012(h)		2011	2010	2009	2008	2007
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$12.63		$11.98	$9.73	$8.27	$17.06	$17.16
Income (loss) from investment operations:
Net investment income	.08		.09	.08	.11	.14	.02
Net realized and unrealized gain (loss) on investments	.70		.62	2.25	1.50	(5.10)	1.60
Total from investment operations	.78		.71	2.33	1.61	(4.96)	1.62
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.06)	(.09)	(.18)	-	-
Distributions from net realized gains	-		-	-	-	(3.84)	(1.74)
Total dividends and distributions	(.11)		(.06)	(.09)	(.18)	(3.84)	(1.74)
Capital Contributions (Note 3)(i)	-		- *	.01	.03	.01	.02
Net asset value, end of period	$13.30		$12.63	$11.98	$9.73	$8.27	$17.06
Total Return(a)	6.23%		5.97%	24.19%	20.42%	(35.54)%	9.92% (c)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$.1		$1.0	$4.0	$9.5	$20.3	$69.7
Ratios to average net assets(d):
Expenses after advisory fee waiver and expense reimbursement	1.64%	(f)	1.63%	1.61%	1.72%	1.67%	1.69%
Expenses before advisory fee waiver and expense reimbursement	1.64%	(f)	1.63%	1.61%	1.72%	1.67%	1.69%
Net investment income	1.30%	(f)	.66%	.74%	1.39%	1.17%	.11%
Portfolio turnover rate	25%	(g)	37%	26%	38%	37%	78%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Total return has been adjusted to reflect the manager payment for sales charges in excess of regulatory limits. If the manager had not adjusted the Fund, the total return would have been 8.95% for the year ended October 31, 2007.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits. If the manager had not adjusted the Fund, the per share operating performance would reflect a net investment loss, net realized and unrealized gain on investments and distributions from net unrealized gains of $(.07), $1.56 and $(1.62), respectively. Furthermore, the annual expenses (both after and before fee waiver and expense reimbursement) and net investment income ratios would have been 2.23%, 2.23% and (.43)%, respectively and the ending net asset value would be $17.03 for the year ended October 31, 2007.

(f) Annualized.

(g) Not Annualized.

(h) End of operations.

(i) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

* Less than $.005.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	39

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30, 2013		Year Ended October 31, 2012	January 18, 2011(d) through October 31, 2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$15.39		$13.95	$14.50
Income (loss) from investment operations:
Net investment income	.18		.24	.11
Net realized and unrealized gain (loss) on investments	3.14		1.38	(.66)
Total from investment operations	3.32		1.62	(.55)
Less Dividends and Distributions:
Dividends from net investment income	(.29)		(.18)	-
Distributions from net realized gains	-		-	-
Total dividends and distributions	(.29)		(.18)	-
Net asset value, end of period	$18.42		$15.39	$13.95
Total Return(a)	21.89%		11.80%	(3.79)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.2		$5.7	$12.7
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.10%	(e)	1.14%	1.13%	(e)
Expenses before advisory fee waiver and expense reimbursement	1.10%	(e)	1.14%	1.13%	(e)
Net investment income	2.16%	(e)	1.67%	.99%	(e)
Portfolio turnover rate	36%	(f)	25%	37%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.01		$12.70	$12.05	$9.79	$8.37	$17.29
Income (loss) from investment operations:
Net investment income	.13		.15	.09	.08	.10	.15
Net realized and unrealized gain (loss) on investments	2.86		1.27	.62	2.26	1.52	(5.21)
Total from investment operations	2.99		1.42	.71	2.34	1.62	(5.06)
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.11)	(.06)	(.09)	(.21)	(.11)
Distributions from net realized gains	-		-	-	-	-	(3.75)
Total dividends and distributions	(.21)		(.11)	(.06)	(.09)	(.21)	(3.86)
Capital Contributions (Note 3)(d)	-		- *	- *	.01	.01	- *
Net asset value, end of period	$16.79		$14.01	$12.70	$12.05	$9.79	$8.37
Total Return(a)	21.62%		11.28%	5.93%	24.15%	20.15%	(36.07)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$.5		$1.0	$1.9	$4.1	$5.3	$6.9
Ratios to average net assets(d):
Expenses after advisory fee waiver and expense reimbursement	1.59%	(f)	1.67%	1.63%	1.61%	1.72%	1.48%
Expenses before advisory fee waiver and expense reimbursement	1.59%	(f)	1.67%	1.63%	1.61%	1.72%	1.48%
Net investment income	1.74%	(f)	1.13%	.65%	.69%	1.24%	1.23%
Portfolio turnover rate	36%	(g)	25%	37%	26%	38%	37%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits. Total Return has not been adjusted to reflect the manager payment for sales charges in excess of regulatory limits.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(f) Annualized.

(g) Not Annualized.

* Less than $.005.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	41

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$15.38		$13.94	$13.21	$10.72	$9.14	$18.50
Income (loss) from investment operations:
Net investment income	.15		.20	.15	.11	.11	.18
Net realized and unrealized gain (loss) on investments	3.15		1.38	.67	2.49	1.69	(5.68)
Total from investment operations	3.30		1.58	.82	2.60	1.80	(5.50)
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.14)	(.09)	(.11)	(.22)	(.11)
Distributions from net realized gains	-		-	-	-	-	(3.75)
Total dividends and distributions	(.25)		(.14)	(.09)	(.11)	(.22)	(3.86)
Capital Contributions(d)	-		-	-	- *	-	-
Net asset value, end of period	$18.43		$15.38	$13.94	$13.21	$10.72	$9.14
Total Return(a)	21.73%		11.51%	6.26%	24.43%	20.41%	(36.08)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.8		$6.1	$5.0	$16.8	$16.2	$8.2
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.34%	(e)	1.42%	1.38%	1.36%	1.47%	1.28%
Expenses before advisory fee waiver and expense reimbursement	1.34%	(e)	1.42%	1.38%	1.36%	1.47%	1.28%
Net investment income	1.85%	(e)	1.39%	1.07%	.90%	1.18%	1.43%
Portfolio turnover rate	36%	(f)	25%	37%	26%	38%	37%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Less than $.005.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTORS	Prudential Annuities Distributors, Inc.	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Mid-Cap Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MID-CAP VALUE FUND

SHARE CLASS	A	B	C	Q	X	Z
NASDAQ	SPRAX	SVUBX	NCBVX	PMVQX	NBVZX	SPVZX
CUSIP	74441L105	74441L204	74441L303	74441L824	74441L600	74441L709

MF202E2    0246127-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 20, 2013